FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) arrangement	Dec. 31, 2015 USD ($)
Contingent Consideration Arrangments
Current portion of contingent consideration	$ 33.4	$ 2.6
Noncurrent portion of contingent consideration	$ 0.4	$ 31.2
Contingent Consideration Arrangements
Contingent Consideration Arrangments
Number of contingent consideration arrangements related to business acquisitions | arrangement	7
Maximum amount of contingent consideration	$ 132.8
Fair value of contingent consideration	$ 33.9
Contingent Consideration Arrangements | Minimum
Contingent Consideration Arrangments
Discount rate	12.00%	12.00%
Contingent Consideration Arrangements | Maximum
Contingent Consideration Arrangments
Discount rate	25.00%	25.00%